Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expenses
Operating expenses

3 Operating expenses

Operating profit is stated after charging the following:

	Note	2023 GBPm	2024 GBPm	2025 GBPm
Total staff costs	5	3,108	3,120	3,175
Depreciation and amortisation
Amortisation of acquired intangible assets	14	279	258	248
Share of joint ventures and associates' amortisation of acquired intangible assets		1	-	-
Amortisation of acquired intangible assets including joint ventures and associates' share		280	258	248
Amortisation of internally developed intangible assets	14	330	364	352
Depreciation of property, plant and equipment	16	43	34	26
Depreciation of right-of-use assets		65	50	37
Amortisation of pre-publication costs		76	77	89
Total depreciation and other amortisation	2	514	525	504
Total depreciation and amortisation (including amortisation of acquired intangibles)		794	783	752
Other expenses
Cost of sales including pre-publication costs and inventory expenses		3,216	3,300	3,233
Short-term and low value lease expenses		18	16	15

The amortisation of acquired intangible assets is included within administration and other expenses. The amortisation of internally generated intangible assets is included within cost of sales, selling and distribution costs and administration and other expenses.